Summary of Restricted Stock Award Activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Vested	(583,143)
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Restricted Stock Awards Outstanding, Beginning balance	97,403
Weighted Average Grant-Fair Value Date, Beginning balance | $ / shares	$ 16.94
Number of Shares, Vested	(97,403)
Weighted Average Grant-Fair Value Date, Vested | $ / shares	$ (16.94)
Number of Shares, Restricted stock awards outstanding, Unvested at Ending balance